Fidelity Nasdaq Composite Index Fund
Supplement to the
Fidelity® Nasdaq Composite Index® Fund
January 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee		0.24%
Distribution and/or Service (12b-1) fees		0.06%
Other expenses		0.28%
License Fee	0.06%
Other	0.22%
Total annual fund operating expenses		0.58%
Fee Waiver and/or expense reimbursementA		0.29%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.29%

A Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.29%. This arrangement will remain in effect through January 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 30
3 years	$ 151
5 years	$ 290
10 years	$ 693